Balance Sheet Components	3 Months Ended
Mar. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Components	Balance Sheet Components
Cash and cash equivalents consisted of the following (in thousands):

	March 31, 2023	December 31, 2022
Cash	$35,891	$58,754
Cash equivalents	132,014	14,941
Total cash and cash equivalents	$167,905	$73,695
The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the balance sheets to the total of such amounts shown on the statements of cash flows. The restricted cash is primarily collateral for performance bonds issued to certain customers. The collateral is provided in the form of a cash deposit to either support the bond directly or to collateralize a letter of credit that supports the performance bonds.

	March 31, 2023	December 31, 2022
Cash and cash equivalents	$167,905	$73,695
Restricted cash, current portion	12,565	12,565
Total cash and cash equivalents, and restricted cash	$180,470	$86,260
Inventories consisted of the following (in thousands):

	March 31, 2023	December 31, 2022
Raw materials	$163,327	$127,199
Work in progress	22,419	21,153
Finished goods	11,123	13,518
Service parts	8,620	7,697
Total inventories	$205,489	$169,567
The write-down of excess or obsolete inventories to cost of goods sold were immaterial for the three months ended March 31, 2023 and 2022, respectively.
Property, plant, and equipment, net, consisted of the following (in thousands):

	March 31, 2023	December 31, 2022
Computer hardware	$6,020	$5,465
Computer software	12,813	11,012
Internally used vehicles and charging systems	15,177	15,177
Leased vehicles and batteries	5,142	5,142
Leasehold improvements	30,883	10,716
Machinery and equipment	54,195	28,942
Office furniture and equipment	3,282	2,523
Tooling	23,971	22,430
Finance lease right-of-use assets	878	179
Construction in progress	29,209	72,505
	181,570	174,091
Less: Accumulated depreciation and amortization	(71,145)	(66,539)
Total	$110,425	$107,552
Construction in progress was comprised of various assets that are not available for their intended use as of the balance sheet date, and mainly related to the equipment and facility build out at the battery manufacturing facility (Powered 1) in Greer, South Carolina.
For the three months ended March 31, 2023 and 2022, depreciation and amortization expense were $4.7 million and $3.4 million, respectively.
Accrued liabilities consisted of the following (in thousands):

	March 31, 2023	December 31, 2022
Accrued payroll and related expenses	$6,493	$8,647
Accrued sales and use tax	1,284	1,784
Warranty reserve	8,229	8,406
Accrued supplier liability	4,059	7,699
Insurance related	1,764	4,445
Other accrued expenses	3,433	2,570
Total	$25,262	$33,551
Other long-term liabilities consisted of the following (in thousands):

	March 31, 2023	December 31, 2022
Warranty reserve	$20,020	$17,107
Finance lease liabilities, non-current	512	57
Total	$20,532	$17,164
Balance Sheet Components
Cash and cash equivalents consisted of the following (in thousands):

	December 31,
	2022	2021
Cash	$58,754	$17,065
Cash equivalents	14,941	152,974
Total cash and cash equivalents	$73,695	$170,039
The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the balance sheets to the total of such amounts shown on the statements of cash flows. The restricted cash is primarily collateral for performance bonds issued to certain customers. The collateral is provided in the form of a cash deposit to either support the bond directly or to collateralize a letter of credit that supports the performance bonds.

	December 31,
	2022	2021
Cash and cash equivalents	$73,695	$170,039
Restricted cash, current portion	12,565	12,105
Restricted cash, net of current portion	—	460
Total restricted cash	12,565	12,565
Total cash and cash equivalents, and restricted cash	$86,260	$182,604
Inventories consisted of the following (in thousands):

	December 31,
	2022	2021
Raw materials	$127,199	$65,225
Work in progress	21,153	25,062
Finished goods	13,518	18,269
Service parts	7,697	6,000
Total inventories	$169,567	$114,556
The Company recorded a write-down of excess or obsolete inventories to cost of goods sold of $0.8 million, $1.9 million and $3.0 million in the years ended December 31, 2022, 2021 and 2020, respectively. For the year ended December 31, 2022, the Company recorded $7.7 million purchase commitment shortfall penalty to cost of goods sold associated with bus body inventory purchases.
Property, plant, and equipment, net, consisted of the following (in thousands):

	December 31,
	2022	2021
Computer hardware	$5,465	$5,195
Computer software	11,012	9,561
Internally used vehicles and charging systems	15,177	16,459
Leased vehicles and batteries	5,142	6,863
Leasehold improvements	10,716	10,516
Machinery and equipment	28,942	28,302
Office furniture and equipment	2,523	1,861
Tooling	22,430	21,726
Finance lease right-of-use assets	179	179
Construction in progress	72,505	20,243
	174,091	120,905
Less: Accumulated depreciation and amortization	(66,539)	(58,659)
Total	$107,552	$62,246
Construction in progress was comprised of various assets that are not available for their intended use as of the balance sheet date, and mainly related to the equipment and facility build out at the Powered 1 battery factory in Greer, South Carolina.
Depreciation and amortization expense were $12.6 million, $15.7 million and $15.5 million for the years ended December 31, 2022, 2021 and 2020, respectively.
Accrued liabilities consisted of the following (in thousands):

	December 31,
	2022	2021
Accrued payroll and related expenses	$8,647	$8,069
Accrued sales and use tax	1,784	885
Warranty reserve	8,406	8,116
Accrued supplier liability	7,699	—
Insurance related liability	4,445	—
Other accrued expenses	2,570	3,564
Total	$33,551	$20,634
Other long-term liabilities consisted of the following (in thousands):

	December 31,
	2022	2021
Warranty reserve	$17,107	$15,158
Finance lease liabilities, non-current	57	87
Total	$17,164	$15,245